Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under other financial assets (others) (refer Note 11)	₨ (2,433)	$ (28)	₨ (2,888)
Balances with banks	40,099	469	50,706
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	42,532	498	53,594
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	40,099	469	50,706
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 2,433	$ 28	₨ 2,888